UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-effective Amendment No.___
Post-effective Amendment No.___

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

     Amendment No.___

(Check appropriate box or boxes)

   Bw Total Return Fund
         (Exact Name of Registrant as Specified in Charter)

   336 Cumberland Street, Lebanon, Pennsylvania__ ___17042_____
         (Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code 717 273-8441

   Bw Total Return Fund,at Principal Executive Offices
      (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering   October 1,2007

It is proposed that this filing will become effective (Check Appropriate Box):
     [X] immediately upon filing pursuant to paragraph (b)
     [   ] on (date) pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on (date) pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
     [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Form N-1A is to be used by open-end management investment companies, except insurance company separate accounts and small business investment companies licensed under the United States Small Business Administration, to register under the Investment Company Act of 1940 and to offer their shares under the Securities Act of 1933.The Commission has designated Form N-1A to provide investors with information that will assist them in making a decision about investing in an investment company eligible to use the Form. The Commission may also use the information provided on Form N-1A in its regulatory, disclodure review, inspection, and policy making roles.

A Registrant is required to disclose the information specified by Form N-1A, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-1A unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 5th Street, N.W., Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lebanon, and Commonwealth of Pennsylvania on the 12th day January, 2008.

Bw Total Return Fund By Robert J. Heerdt, trustee

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

    Robert J. Heerdt             trustee             January 12,2008
    (Signature)                     (Title)                 (Date)